JPMorgan U.S. Small Company Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Aerospace & Defense — 0.7%
Moog, Inc., Class A	11	2,257
V2X, Inc. *	79	4,427
		6,684
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. *	117	754
Automobile Components — 1.5%
Dana, Inc.	63	669
Dorman Products, Inc. *	14	1,525
Modine Manufacturing Co. *	63	8,360
Patrick Industries, Inc.	10	1,398
Phinia, Inc.	81	3,749
		15,701
Banks — 9.8%
Amalgamated Financial Corp.	73	2,296
Ameris Bancorp	74	4,633
Associated Banc-Corp.	29	628
Axos Financial, Inc. *	20	1,248
Banc of California, Inc.	202	2,972
Bancorp, Inc. (The) *	48	2,563
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	174	6,398
BankUnited, Inc.	26	934
Banner Corp.	34	2,036
Business First Bancshares, Inc.	56	1,426
Byline Bancorp, Inc.	52	1,395
Capital City Bank Group, Inc.	7	238
Capitol Federal Financial, Inc.	41	241
Central Pacific Financial Corp.	18	526
CNB Financial Corp.	22	527
Coastal Financial Corp. *	31	1,646
ConnectOne Bancorp, Inc.	119	2,979
Customers Bancorp, Inc. *	42	1,963
Eastern Bankshares, Inc.	206	3,374
Enterprise Financial Services Corp.	70	3,580
Equity Bancshares, Inc., Class A	46	1,865
First BanCorp (Puerto Rico)	185	3,916
First Bancshares, Inc. (The)	50	1,597
First Financial Corp.	22	962
First Interstate BancSystem, Inc., Class A	11	336
First Merchants Corp.	61	2,254
First Mid Bancshares, Inc.	20	782
Glacier Bancorp, Inc.	10	475
Hancock Whitney Corp.	11	579
Hanmi Financial Corp.	87	1,619
Heartland Financial USA, Inc.	14	800
Heritage Commerce Corp.	202	1,996
Hilltop Holdings, Inc.	50	1,618

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Home BancShares, Inc.	16	444
Hope Bancorp, Inc.	75	947
Independent Bank Corp.	8	470
Mercantile Bank Corp.	4	192
Metropolitan Bank Holding Corp. *	—	22
Mid Penn Bancorp, Inc.	4	133
MidWestOne Financial Group, Inc.	7	201
MVB Financial Corp.	2	39
OceanFirst Financial Corp.	172	3,191
OFG Bancorp (Puerto Rico)	74	3,309
Old National Bancorp	196	3,661
Old Second Bancorp, Inc.	134	2,087
Pathward Financial, Inc.	36	2,407
Peapack-Gladstone Financial Corp.	8	227
Pinnacle Financial Partners, Inc.	15	1,509
Popular, Inc. (Puerto Rico)	52	5,197
Preferred Bank	11	881
Premier Financial Corp.	15	350
QCR Holdings, Inc.	37	2,725
Seacoast Banking Corp. of Florida	11	297
South Plains Financial, Inc.	25	846
Southern Missouri Bancorp, Inc.	—	20
Southside Bancshares, Inc.	25	841
SouthState Corp.	11	1,075
Texas Capital Bancshares, Inc. *	9	652
Towne Bank	24	787
TriCo Bancshares	32	1,370
UMB Financial Corp.	10	1,060
United Bankshares, Inc.	20	729
Unity Bancorp, Inc.	10	325
Veritex Holdings, Inc.	59	1,564
WesBanco, Inc.	20	580
Wintrust Financial Corp.	18	1,962
WSFS Financial Corp.	12	597
		101,099
Beverages — 0.4%
MGP Ingredients, Inc. (a)	11	916
Vita Coco Co., Inc. (The) *	116	3,274
		4,190
Biotechnology — 8.5%
ACADIA Pharmaceuticals, Inc. *	103	1,588
Akero Therapeutics, Inc. *	100	2,868
Alkermes plc *	43	1,194
Allogene Therapeutics, Inc. * (a)	174	488
Amicus Therapeutics, Inc. *	316	3,379
Annexon, Inc. * (a)	660	3,907

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Arcutis Biotherapeutics, Inc. * (a)	491	4,562
Arrowhead Pharmaceuticals, Inc. *	33	645
Biohaven Ltd. *	5	237
Blueprint Medicines Corp. *	18	1,638
Bridgebio Pharma, Inc. *	19	473
Cartesian Therapeutics, Inc. * (a)	121	1,956
Catalyst Pharmaceuticals, Inc. *	80	1,587
Crinetics Pharmaceuticals, Inc. *	86	4,399
Fate Therapeutics, Inc. *	552	1,931
Immunovant, Inc. *	61	1,726
Insmed, Inc. *	58	4,200
Intellia Therapeutics, Inc. *	34	693
iTeos Therapeutics, Inc. *	179	1,823
Kura Oncology, Inc. *	138	2,701
Kyverna Therapeutics, Inc. * (a)	213	1,042
MeiraGTx Holdings plc *	126	524
Mersana Therapeutics, Inc. *	464	877
Nkarta, Inc. *	306	1,382
Olema Pharmaceuticals, Inc. *	62	743
OmniAb Operations, Inc. ‡ *	7	—
Ovid therapeutics, Inc. *	560	660
Protagonist Therapeutics, Inc. *	129	5,822
PTC Therapeutics, Inc. *	32	1,201
Recursion Pharmaceuticals, Inc., Class A * (a)	310	2,045
Relay Therapeutics, Inc. *	284	2,012
Replimune Group, Inc. *	85	932
REVOLUTION Medicines, Inc. *	116	5,255
Sage Therapeutics, Inc. *	41	296
Sana Biotechnology, Inc. *	1	4
Sera Prognostics, Inc., Class A * (a)	341	2,664
SpringWorks Therapeutics, Inc. * (a)	77	2,477
Sutro Biopharma, Inc. *	9	32
Syndax Pharmaceuticals, Inc. *	100	1,919
Taysha Gene Therapies, Inc. *	1,153	2,318
Travere Therapeutics, Inc. *	120	1,684
Twist Bioscience Corp. *	9	415
Tyra Biosciences, Inc. * (a)	142	3,344
Viking Therapeutics, Inc. * (a)	110	6,952
Xencor, Inc. *	27	549
Y-mAbs Therapeutics, Inc. *	3	34
		87,178
Building Products — 1.8%
Apogee Enterprises, Inc.	16	1,102
Gibraltar Industries, Inc. *	13	925
Griffon Corp.	100	6,972
Quanex Building Products Corp.	39	1,080
Resideo Technologies, Inc. *	59	1,196

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Building Products — continued
Simpson Manufacturing Co., Inc.	4	839
UFP Industries, Inc.	52	6,762
		18,876
Capital Markets — 2.1%
Brightsphere Investment Group, Inc.	35	880
Donnelley Financial Solutions, Inc. *	84	5,496
Open Lending Corp. *	204	1,251
Perella Weinberg Partners	82	1,580
Piper Sandler Cos.	11	3,154
StoneX Group, Inc. *	15	1,264
Victory Capital Holdings, Inc., Class A	81	4,502
Virtus Investment Partners, Inc.	18	3,750
		21,877
Chemicals — 1.7%
Arcadium Lithium plc (Argentina) *	58	165
Avient Corp.	51	2,554
Balchem Corp.	11	1,975
Cabot Corp.	37	4,070
Ecovyst, Inc. *	22	151
Hawkins, Inc.	5	668
HB Fuller Co.	25	2,007
Ingevity Corp. *	13	511
Innospec, Inc.	18	1,989
Orion SA (Germany)	117	2,089
Tronox Holdings plc	79	1,156
		17,335
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	140	7,382
Brink's Co. (The)	25	2,923
Ennis, Inc.	33	800
MillerKnoll, Inc.	96	2,363
Tetra Tech, Inc.	126	5,958
Viad Corp. *	13	461
		19,887
Communications Equipment — 0.1%
Aviat Networks, Inc. *	33	714
Extreme Networks, Inc. *	37	562
		1,276
Construction & Engineering — 3.7%
API Group Corp. *	160	5,292
Arcosa, Inc.	49	4,591
Comfort Systems USA, Inc.	4	1,520
Construction Partners, Inc., Class A *	32	2,206
Dycom Industries, Inc. *	18	3,456
Fluor Corp. *	97	4,617

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction & Engineering — continued
Granite Construction, Inc.	16	1,288
IES Holdings, Inc. *	13	2,667
MYR Group, Inc. *	42	4,336
Northwest Pipe Co. *	11	509
Primoris Services Corp.	55	3,209
Sterling Infrastructure, Inc. *	30	4,281
		37,972
Construction Materials — 0.4%
Knife River Corp. *	20	1,819
Summit Materials, Inc., Class A *	54	2,098
		3,917
Consumer Finance — 0.8%
Enova International, Inc. *	64	5,360
FirstCash Holdings, Inc.	15	1,703
LendingClub Corp. *	98	1,121
		8,184
Consumer Staples Distribution & Retail — 1.0%
Andersons, Inc. (The)	32	1,620
Chefs' Warehouse, Inc. (The) *	75	3,155
Sprouts Farmers Market, Inc. *	53	5,794
		10,569
Containers & Packaging — 0.2%
Greif, Inc., Class A	10	620
O-I Glass, Inc. *	73	961
		1,581
Distributors — 0.1%
GigaCloud Technology, Inc., Class A (Hong Kong) * (a)	32	746
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc. *	47	3,573
Duolingo, Inc. *	10	2,896
Laureate Education, Inc., Class A	100	1,665
OneSpaWorld Holdings Ltd. (Bahamas)	120	1,972
Perdoceo Education Corp.	70	1,556
Stride, Inc. *	33	2,770
		14,432
Diversified REITs — 0.7%
American Assets Trust, Inc.	34	901
Armada Hoffler Properties, Inc.	18	193
Broadstone Net Lease, Inc.	70	1,326
Empire State Realty Trust, Inc., Class A	137	1,524
Essential Properties Realty Trust, Inc.	105	3,586
		7,530

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Telecommunication Services — 0.7%
AST SpaceMobile, Inc. * (a)	22	589
Bandwidth, Inc., Class A *	125	2,183
Iridium Communications, Inc.	16	489
Liberty Latin America Ltd., Class C (Puerto Rico) *	353	3,351
Lumen Technologies, Inc. *	54	383
		6,995
Electric Utilities — 0.7%
IDACORP, Inc.	29	3,012
Portland General Electric Co.	98	4,679
		7,691
Electrical Equipment — 0.8%
Atkore, Inc.	42	3,581
Bloom Energy Corp., Class A * (a)	35	371
Fluence Energy, Inc. *	22	493
Sunrun, Inc. *	92	1,650
Thermon Group Holdings, Inc. *	58	1,732
		7,827
Electronic Equipment, Instruments & Components — 3.2%
Bel Fuse, Inc., Class A (a)	13	1,256
Benchmark Electronics, Inc.	88	3,877
Fabrinet (Thailand) *	27	6,318
Insight Enterprises, Inc. *	27	5,871
Knowles Corp. *	143	2,570
PC Connection, Inc.	4	335
Richardson Electronics Ltd.	51	629
Sanmina Corp. *	82	5,635
ScanSource, Inc. *	26	1,239
Vishay Intertechnology, Inc.	181	3,425
Vishay Precision Group, Inc. *	65	1,689
		32,844
Energy Equipment & Services — 2.0%
Archrock, Inc.	46	924
ChampionX Corp.	33	997
Expro Group Holdings NV *	13	222
Helmerich & Payne, Inc.	9	265
Liberty Energy, Inc.	237	4,518
Noble Corp. plc (a)	66	2,405
Oceaneering International, Inc. *	96	2,389
Patterson-UTI Energy, Inc.	260	1,988
Select Water Solutions, Inc.	173	1,923
Valaris Ltd. *	50	2,800
Weatherford International plc	20	1,752
		20,183
Entertainment — 0.2%
Cinemark Holdings, Inc. *	29	804

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — continued
IMAX Corp. *	19	394
Lions Gate Entertainment Corp., Class A * (a)	109	850
Vivid Seats, Inc., Class A * (a)	101	374
		2,422
Financial Services — 3.5%
Cannae Holdings, Inc.	47	904
Enact Holdings, Inc.	122	4,415
Essent Group Ltd.	59	3,804
EVERTEC, Inc. (Puerto Rico)	69	2,327
Federal Agricultural Mortgage Corp., Class C	3	601
Flywire Corp. *	46	751
International Money Express, Inc. *	57	1,045
Jackson Financial, Inc., Class A	43	3,942
Merchants Bancorp	28	1,252
Mr. Cooper Group, Inc. *	57	5,299
NMI Holdings, Inc., Class A *	89	3,662
PennyMac Financial Services, Inc.	33	3,794
Radian Group, Inc.	100	3,460
Remitly Global, Inc. *	63	845
Repay Holdings Corp. *	34	275
		36,376
Food Products — 1.5%
Cal-Maine Foods, Inc.	22	1,644
Dole plc	230	3,744
Fresh Del Monte Produce, Inc.	33	981
Freshpet, Inc. *	15	2,002
John B Sanfilippo & Son, Inc.	12	1,153
Simply Good Foods Co. (The) *	28	981
SunOpta, Inc. (Canada) * (a)	156	993
Utz Brands, Inc.	63	1,107
Vital Farms, Inc. *	86	3,029
		15,634
Gas Utilities — 1.0%
Chesapeake Utilities Corp.	23	2,813
New Jersey Resources Corp.	32	1,508
Northwest Natural Holding Co.	24	996
ONE Gas, Inc.	63	4,705
		10,022
Ground Transportation — 0.2%
ArcBest Corp.	18	1,908
Health Care Equipment & Supplies — 3.8%
Alphatec Holdings, Inc. *	87	481
AngioDynamics, Inc. *	130	1,007
AtriCure, Inc. *	85	2,379
Axogen, Inc. *	210	2,950

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Inmode Ltd. *	45	760
Inogen, Inc. *	320	3,107
Lantheus Holdings, Inc. *	29	3,140
Omnicell, Inc. *	20	887
Paragon 28, Inc. * (a)	297	1,987
PROCEPT BioRobotics Corp. *	67	5,401
Pulmonx Corp. *	358	2,968
RxSight, Inc. *	63	3,131
SI-BONE, Inc. *	55	768
Sight Sciences, Inc. *	21	135
STAAR Surgical Co. *	68	2,520
TransMedics Group, Inc. *	30	4,649
Treace Medical Concepts, Inc. *	430	2,493
		38,763
Health Care Providers & Services — 1.8%
Addus HomeCare Corp. *	6	802
agilon health, Inc. *	460	1,809
CorVel Corp. *	5	1,648
Fulgent Genetics, Inc. *	27	595
Hims & Hers Health, Inc. *	150	2,762
National HealthCare Corp.	10	1,216
NeoGenomics, Inc. *	53	788
OPKO Health, Inc. * (a)	417	621
Option Care Health, Inc. *	109	3,396
Owens & Minor, Inc. *	67	1,053
Surgery Partners, Inc. *	21	665
Tenet Healthcare Corp. *	19	3,119
		18,474
Health Care REITs — 0.6%
American Healthcare REIT, Inc.	49	1,295
CareTrust REIT, Inc.	54	1,673
Community Healthcare Trust, Inc.	19	340
Sabra Health Care REIT, Inc.	170	3,157
		6,465
Health Care Technology — 0.2%
Health Catalyst, Inc. *	313	2,549
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc.	127	1,881
Chatham Lodging Trust	21	182
DiamondRock Hospitality Co.	74	648
RLJ Lodging Trust	133	1,220
Ryman Hospitality Properties, Inc.	38	4,110
Xenia Hotels & Resorts, Inc.	109	1,606
		9,647

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 1.4%
Accel Entertainment, Inc. *	103	1,203
Boyd Gaming Corp.	21	1,363
El Pollo Loco Holdings, Inc. *	77	1,048
Hilton Grand Vacations, Inc. *	99	3,583
Life Time Group Holdings, Inc. *	37	905
Lindblad Expeditions Holdings, Inc. *	20	183
Shake Shack, Inc., Class A *	19	1,987
Six Flags Entertainment Corp.	10	406
Sweetgreen, Inc., Class A *	91	3,243
United Parks & Resorts, Inc. *	17	865
		14,786
Household Durables — 2.6%
Cavco Industries, Inc. *	4	1,614
Century Communities, Inc.	16	1,650
Champion Homes, Inc. *	8	721
Green Brick Partners, Inc. *	32	2,651
Hovnanian Enterprises, Inc., Class A *	2	508
Installed Building Products, Inc.	6	1,552
KB Home	38	3,245
Landsea Homes Corp. *	44	538
M/I Homes, Inc. *	12	2,064
Meritage Homes Corp.	18	3,682
Sonos, Inc. *	201	2,475
Taylor Morrison Home Corp. *	53	3,753
Tri Pointe Homes, Inc. *	58	2,635
		27,088
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc.	20	576
Clearway Energy, Inc., Class C	63	1,923
Sunnova Energy International, Inc. * (a)	36	356
		2,855
Industrial REITs — 0.7%
First Industrial Realty Trust, Inc.	14	775
Innovative Industrial Properties, Inc.	15	2,043
LXP Industrial Trust	274	2,756
Plymouth Industrial REIT, Inc.	83	1,861
		7,435
Insurance — 1.0%
CNO Financial Group, Inc.	44	1,554
Genworth Financial, Inc., Class A *	94	645
Hamilton Insurance Group Ltd., Class B (Bermuda) *	30	582
Oscar Health, Inc., Class A *	144	3,048
Palomar Holdings, Inc. *	15	1,370
RLI Corp.	13	1,987

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Selective Insurance Group, Inc.	11	1,033
Skyward Specialty Insurance Group, Inc. *	9	364
		10,583
Interactive Media & Services — 0.8%
Cargurus, Inc. *	96	2,868
QuinStreet, Inc. *	75	1,439
Shutterstock, Inc.	26	914
Yelp, Inc. *	74	2,600
		7,821
IT Services — 0.5%
ASGN, Inc. *	26	2,427
Information Services Group, Inc.	31	104
Unisys Corp. *	435	2,469
		5,000
Leisure Products — 0.3%
Funko, Inc., Class A *	83	1,013
Peloton Interactive, Inc., Class A *	299	1,402
Solo Brands, Inc., Class A *	277	390
Topgolf Callaway Brands Corp. *	20	216
		3,021
Life Sciences Tools & Services — 0.7%
Adaptive Biotechnologies Corp. *	13	66
CryoPort, Inc. *	112	911
Medpace Holdings, Inc. *	17	5,660
OmniAb, Inc. *	70	294
OmniAb, Inc. ‡ *	7	—
Quanterix Corp. *	24	312
		7,243
Machinery — 2.7%
Blue Bird Corp. *	37	1,799
Kadant, Inc.	9	3,034
Mueller Industries, Inc.	117	8,673
Mueller Water Products, Inc., Class A	164	3,555
Terex Corp.	68	3,614
Titan International, Inc. *	139	1,129
Watts Water Technologies, Inc., Class A	28	5,711
		27,515
Marine Transportation — 0.4%
Matson, Inc.	24	3,481
Safe Bulkers, Inc. (Monaco)	97	502
		3,983
Media — 0.8%
EchoStar Corp., Class A *	19	465
Gray Television, Inc.	73	392

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — continued
Integral Ad Science Holding Corp. *	24	255
John Wiley & Sons, Inc., Class A	54	2,602
Magnite, Inc. *	233	3,231
Thryv Holdings, Inc. *	77	1,336
		8,281
Metals & Mining — 1.6%
Alpha Metallurgical Resources, Inc.	4	985
Arch Resources, Inc.	11	1,584
ATI, Inc. *	12	808
Carpenter Technology Corp.	4	662
Coeur Mining, Inc. *	78	533
Commercial Metals Co.	105	5,789
Constellium SE *	85	1,388
Hecla Mining Co.	272	1,811
Olympic Steel, Inc.	11	420
SunCoke Energy, Inc.	31	265
Warrior Met Coal, Inc.	33	2,116
		16,361
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Brightspire Capital, Inc.	128	718
KKR Real Estate Finance Trust, Inc.	20	242
Ladder Capital Corp.	259	3,006
MFA Financial, Inc.	79	1,002
Redwood Trust, Inc.	46	352
TPG RE Finance Trust, Inc.	89	762
		6,082
Multi-Utilities — 0.6%
Avista Corp.	10	371
Black Hills Corp.	13	786
Northwestern Energy Group, Inc.	18	1,032
Unitil Corp.	71	4,328
		6,517
Office REITs — 1.0%
Brandywine Realty Trust	66	357
City Office REIT, Inc.	41	239
COPT Defense Properties	161	4,895
Equity Commonwealth *	40	790
Paramount Group, Inc.	61	300
Piedmont Office Realty Trust, Inc., Class A	96	974
SL Green Realty Corp. (a)	42	2,921
		10,476
Oil, Gas & Consumable Fuels — 3.0%
Chord Energy Corp.	6	749
Civitas Resources, Inc.	14	706
CNX Resources Corp. *	36	1,167

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
CONSOL Energy, Inc.	5	483
CVR Energy, Inc.	30	687
Delek US Holdings, Inc.	41	762
Dorian LPG Ltd.	31	1,079
Green Plains, Inc. *	21	283
Gulfport Energy Corp. *	7	1,060
International Seaways, Inc.	53	2,739
Magnolia Oil & Gas Corp., Class A	32	786
Matador Resources Co.	43	2,111
Murphy Oil Corp.	96	3,254
Ovintiv, Inc.	39	1,494
PBF Energy, Inc., Class A	34	1,069
Peabody Energy Corp.	13	351
Permian Resources Corp.	159	2,159
REX American Resources Corp. *	6	299
Scorpio Tankers, Inc. (Monaco)	4	254
SM Energy Co.	100	3,990
Teekay Tankers Ltd., Class A (Canada)	30	1,753
Uranium Energy Corp. *	259	1,610
World Kinect Corp.	56	1,747
		30,592
Passenger Airlines — 0.5%
Blade Air Mobility, Inc. *	113	331
SkyWest, Inc. *	51	4,391
		4,722
Personal Care Products — 0.6%
BellRing Brands, Inc. *	20	1,225
Edgewell Personal Care Co.	29	1,059
elf Beauty, Inc. *	19	2,066
Honest Co., Inc. (The) *	102	364
Oddity Tech Ltd., Class A (Israel) * (a)	46	1,851
		6,565
Pharmaceuticals — 1.2%
ANI Pharmaceuticals, Inc. *	11	670
Arvinas, Inc. *	92	2,267
Axsome Therapeutics, Inc. *	57	5,113
Collegium Pharmaceutical, Inc. *	71	2,734
Esperion Therapeutics, Inc. * (a)	589	972
Ventyx Biosciences, Inc. * (a)	331	722
		12,478
Professional Services — 2.3%
Barrett Business Services, Inc.	64	2,418
CACI International, Inc., Class A *	10	5,276
CBIZ, Inc. *	57	3,828
Huron Consulting Group, Inc. *	16	1,711

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — continued
KBR, Inc.	43	2,807
Korn Ferry	32	2,403
TriNet Group, Inc.	47	4,564
Upwork, Inc. *	47	487
		23,494
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc. *	76	387
Cushman & Wakefield plc *	151	2,062
DigitalBridge Group, Inc. (a)	60	848
Newmark Group, Inc., Class A	52	809
Opendoor Technologies, Inc. *	268	536
Real Brokerage, Inc. (The) (Canada) *	198	1,097
		5,739
Residential REITs — 0.3%
Independence Realty Trust, Inc.	110	2,250
UMH Properties, Inc.	22	440
Veris Residential, Inc.	27	483
		3,173
Retail REITs — 1.6%
Agree Realty Corp.	23	1,771
InvenTrust Properties Corp.	54	1,528
Kimco Realty Corp.	16	380
Kite Realty Group Trust	87	2,306
Macerich Co. (The)	110	1,997
Phillips Edison & Co., Inc.	106	4,014
Retail Opportunity Investments Corp.	203	3,191
SITE Centers Corp.	16	969
		16,156
Semiconductors & Semiconductor Equipment — 2.2%
Axcelis Technologies, Inc. *	7	697
Cirrus Logic, Inc. *	27	3,309
MaxLinear, Inc. *	169	2,446
NVE Corp.	26	2,094
Rambus, Inc. *	138	5,826
Semtech Corp. *	50	2,285
SMART Global Holdings, Inc. *	82	1,720
Ultra Clean Holdings, Inc. *	105	4,217
		22,594
Software — 6.0%
A10 Networks, Inc.	29	413
American Software, Inc., Class A	217	2,425
Asana, Inc., Class A *	98	1,137
Aurora Innovation, Inc. *	70	416
AvePoint, Inc. *	475	5,588
BlackLine, Inc. *	35	1,939

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Box, Inc., Class A *	153	5,005
Braze, Inc., Class A *	38	1,236
CommVault Systems, Inc. *	49	7,510
Domo, Inc., Class B *	181	1,363
Hut 8 Corp. (Canada) * (a)	31	377
InterDigital, Inc.	27	3,828
LiveRamp Holdings, Inc. *	68	1,698
MARA Holdings, Inc. * (a)	105	1,709
OneSpan, Inc. *	128	2,136
Onestream, Inc. *	13	433
Ooma, Inc. *	142	1,624
Q2 Holdings, Inc. *	27	2,125
Qualys, Inc. *	22	2,818
Rapid7, Inc. *	56	2,222
Riot Platforms, Inc. * (a)	101	754
Sprout Social, Inc., Class A *	13	381
SPS Commerce, Inc. *	7	1,381
Workiva, Inc. *	39	3,065
Xperi, Inc. *	134	1,236
Zeta Global Holdings Corp., Class A *	280	8,349
Zuora, Inc., Class A *	61	523
		61,691
Specialized REITs — 0.4%
PotlatchDeltic Corp.	82	3,698
Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A *	35	4,955
Academy Sports & Outdoors, Inc.	17	969
Asbury Automotive Group, Inc. *	19	4,607
Beyond, Inc. *	41	414
Boot Barn Holdings, Inc. *	18	3,068
Buckle, Inc. (The)	33	1,445
Caleres, Inc.	28	934
EVgo, Inc. * (a)	100	412
Foot Locker, Inc.	8	196
Genesco, Inc. *	23	628
Group 1 Automotive, Inc.	13	5,091
Lands' End, Inc. *	16	275
Petco Health & Wellness Co., Inc. *	111	503
Signet Jewelers Ltd.	11	1,116
Valvoline, Inc. *	28	1,190
Victoria's Secret & Co. *	8	198
		26,001
Technology Hardware, Storage & Peripherals — 0.0% ^
Turtle Beach Corp. *	12	178

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.6%
Crocs, Inc. *	23	3,265
Steven Madden Ltd.	52	2,567
		5,832
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies, Inc.	25	5,535
Beacon Roofing Supply, Inc. *	36	3,067
BlueLinx Holdings, Inc. *	9	898
Boise Cascade Co.	18	2,577
DNOW, Inc. *	262	3,383
FTAI Aviation Ltd.	8	1,083
GMS, Inc. *	25	2,242
Herc Holdings, Inc.	16	2,613
Hudson Technologies, Inc. *	12	102
Rush Enterprises, Inc., Class A	87	4,614
WESCO International, Inc.	15	2,583
		28,697
Water Utilities — 0.2%
American States Water Co.	12	1,018
Consolidated Water Co. Ltd., Class D	57	1,418
		2,436
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	50	358
Spok Holdings, Inc.	32	474
Telephone and Data Systems, Inc.	16	379
		1,211
Total Common Stocks (Cost $839,468)		1,017,892
Short-Term Investments — 3.6%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (b) (c) (Cost $13,807)	13,804	13,812
Investment of Cash Collateral from Securities Loaned — 2.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (b) (c) (Cost $23,344)	23,344	23,344
Total Short-Term Investments (Cost $37,151)		37,156
Total Investments — 102.5% (Cost $876,619)		1,055,048
Liabilities in Excess of Other Assets — (2.5)%		(25,525)
NET ASSETS — 100.0%		1,029,523

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 is $22,184.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	120	12/20/2024	USD	13,497	259

Abbreviations
USD	United States Dollar

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$6,684	$—	$—	$6,684
Air Freight & Logistics	754	—	—	754
Automobile Components	15,701	—	—	15,701
Banks	101,099	—	—	101,099
Beverages	4,190	—	—	4,190
Biotechnology	87,178	—	— (a)	87,178
Building Products	18,876	—	—	18,876
Capital Markets	21,877	—	—	21,877
Chemicals	17,335	—	—	17,335
Commercial Services & Supplies	19,887	—	—	19,887
Communications Equipment	1,276	—	—	1,276
Construction & Engineering	37,972	—	—	37,972
Construction Materials	3,917	—	—	3,917
Consumer Finance	8,184	—	—	8,184
Consumer Staples Distribution & Retail	10,569	—	—	10,569
Containers & Packaging	1,581	—	—	1,581
Distributors	746	—	—	746
Diversified Consumer Services	14,432	—	—	14,432
Diversified REITs	7,530	—	—	7,530
Diversified Telecommunication Services	6,995	—	—	6,995
Electric Utilities	7,691	—	—	7,691
Electrical Equipment	7,827	—	—	7,827
Electronic Equipment, Instruments & Components	32,844	—	—	32,844
Energy Equipment & Services	20,183	—	—	20,183
Entertainment	2,422	—	—	2,422
Financial Services	36,376	—	—	36,376
Food Products	15,634	—	—	15,634
Gas Utilities	10,022	—	—	10,022
Ground Transportation	1,908	—	—	1,908
Health Care Equipment & Supplies	38,763	—	—	38,763
Health Care Providers & Services	18,474	—	—	18,474
Health Care REITs	6,465	—	—	6,465
Health Care Technology	2,549	—	—	2,549
Hotel & Resort REITs	9,647	—	—	9,647
Hotels, Restaurants & Leisure	14,786	—	—	14,786
Household Durables	27,088	—	—	27,088
Independent Power and Renewable Electricity Producers	2,855	—	—	2,855
Industrial REITs	7,435	—	—	7,435
Insurance	10,583	—	—	10,583
Interactive Media & Services	7,821	—	—	7,821
IT Services	5,000	—	—	5,000
Leisure Products	3,021	—	—	3,021
Life Sciences Tools & Services	7,243	—	— (a)	7,243
Machinery	27,515	—	—	27,515

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Marine Transportation	$3,983	$—	$—	$3,983
Media	8,281	—	—	8,281
Metals & Mining	16,361	—	—	16,361
Mortgage Real Estate Investment Trusts (REITs)	6,082	—	—	6,082
Multi-Utilities	6,517	—	—	6,517
Office REITs	10,476	—	—	10,476
Oil, Gas & Consumable Fuels	30,592	—	—	30,592
Passenger Airlines	4,722	—	—	4,722
Personal Care Products	6,565	—	—	6,565
Pharmaceuticals	12,478	—	—	12,478
Professional Services	23,494	—	—	23,494
Real Estate Management & Development	5,739	—	—	5,739
Residential REITs	3,173	—	—	3,173
Retail REITs	16,156	—	—	16,156
Semiconductors & Semiconductor Equipment	22,594	—	—	22,594
Software	61,691	—	—	61,691
Specialized REITs	3,698	—	—	3,698
Specialty Retail	26,001	—	—	26,001
Technology Hardware, Storage & Peripherals	178	—	—	178
Textiles, Apparel & Luxury Goods	5,832	—	—	5,832
Trading Companies & Distributors	28,697	—	—	28,697
Water Utilities	2,436	—	—	2,436
Wireless Telecommunication Services	1,211	—	—	1,211
Total Common Stocks	1,017,892	—	— (a)	1,017,892
Short-Term Investments
Investment Companies	13,812	—	—	13,812
Investment of Cash Collateral from Securities Loaned	23,344	—	—	23,344
Total Short-Term Investments	37,156	—	—	37,156
Total Investments in Securities	$1,055,048	$—	$— (a)	$1,055,048
Appreciation in Other Financial Instruments
Futures Contracts	$259	$—	$—	$259

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$10,540	$95,977	$92,718	$7	$6	$13,812	13,804	$403	$—

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	$49,584	$51,773	$78,017	$3	$1	$23,344	23,344	$396	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	6,112	21,012	27,124	—	—	—	—	44	—
Total	$66,236	$168,762	$197,859	$10	$7	$37,156		$843	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.